UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06096
The Torray Fund

(Exact name of registrant as specified in charter)
7501 Wisconsin Avenue, Suite 1100
Bethesda, MD 20814-6523

(Address of principal executive offices) (Zip code)
William M Lane
Torray LLC
7501 Wisconsin Avenue, Suite 1100
Bethesda, MD 20814-6523

(Name and address of agent for service)
Registrant’s telephone number, including area code: 301-493-4600
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Torray Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2010 (unaudited)

Shares		Market Value
COMMON STOCK 91.36%

21.93% INFORMATION TECHNOLOGY
742,300	Western Union Co. (The)	$13,116,441
89,300	International Business Machines Corp.	11,978,702
585,600	EMC Corp.*	11,893,536
501,800	Cisco Systems, Inc.*	10,989,420
539,600	Intel Corp.	10,376,508
226,500	Automatic Data Processing, Inc.	9,519,795
796,875	Applied Materials, Inc.	9,307,500

		77,181,902

18.04% HEALTH CARE
364,200	UnitedHealth Group Inc.	12,787,062
191,724	Johnson & Johnson	11,879,219
188,400	WellPoint, Inc.*	10,670,976
203,800	Abbott Laboratories	10,646,512
133,700	Becton Dickinson & Co.	9,907,170
158,700	Baxter International Inc.	7,571,577

		63,462,516

17.30% FINANCIALS
380,400	Loews Corp.	14,417,160
511,218	Marsh & McLennan Cos., Inc.	12,330,578
187,200	Chubb Corp.	10,668,528
380,500	Wells Fargo & Co.	9,561,965
219,300	American Express Co.	9,217,179
1,201,496	LaBranche & Co Inc.*	4,685,835

		60,881,245

11.65% INDUSTRIALS
449,946	Cintas Corp.	12,396,012
118,900	3M Co.	10,309,819
603,797	General Electric Co.	9,811,701
134,700	General Dynamics Corp.	8,460,507

		40,978,039

8.62% CONSUMER STAPLES
423,300	Kraft Foods Inc., Class A	13,063,038
114,400	Colgate-Palmolive Co.	8,792,784
141,300	Procter & Gamble Co. (The)	8,473,761

		30,329,583

7.06% CONSUMER DISCRETIONARY
332,100	McGraw-Hill Cos. Inc. (The)	10,979,226
169,820	O’Reilly Automotive, Inc.*	9,034,424
394,200	Gannett Co., Inc.	4,821,066

		24,834,716

3.49% TELECOMMUNICATIONS
429,300	AT&T Inc.	12,277,980

The Torray Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2010 (unaudited)

Shares		Market Value
3.27% MATERIALS
258,100	E.I. du Pont de Nemours & Co.	$11,516,422

TOTAL COMMON STOCK 91.36% (cost $316,735,633)		321,462,403

Principal Amount ($)
SHORT-TERM INVESTMENTS 8.80%
30,946,195	PNC Bank Money Market Account, 0.05%(1)	30,946,195
(cost $30,946,195)

TOTAL INVESTMENTS 100.16% (cost $347,681,828)		352,408,598
LIABILITIES LESS OTHER ASSETS (0.16%)		(554,172)

NET ASSETS 100.00%		$351,854,426

TOP 10 HOLDINGS
1	Loews Corp.

2	Western Union Co. (The)

3	Kraft Foods Inc., Class A

4	UnitedHealth Group Inc.

5	Cintas Corp.

6	Marsh & McLennan Cos., Inc.

7	AT&T Inc.

8	International Business Machines Corp.

9	EMC Corp.

10	Johnson & Johnson

*	Non-income producing securities.

(1)	Represents current yield at September 30, 2010.
See notes to the Schedules of Investments.

The Torray Institutional Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2010 (unaudited)

Shares		Market Value
COMMON STOCK 86.42%
20.33% INFORMATION TECHNOLOGY
41,600	Western Union Co. (The)	$735,072
5,100	International Business Machines Corp.	684,114
32,942	EMC Corp.*	669,052
25,200	Cisco Systems, Inc.*	551,880
27,956	Intel Corp.	537,594
12,616	Automatic Data Processing, Inc.	530,250
37,193	Applied Materials, Inc.	434,414

		4,142,376

16.87% HEALTH CARE
20,400	UnitedHealth Group Inc.	716,244
11,600	Abbott Laboratories	605,984
10,500	WellPoint, Inc.*	594,720
9,564	Johnson & Johnson	592,585
6,800	Becton Dickinson & Co.	503,880
8,900	Baxter International Inc.	424,619

		3,438,032

16.73% FINANCIALS
21,300	Loews Corp.	807,270
28,717	Marsh & McLennan Cos., Inc.	692,654
10,500	Chubb Corp.	598,395
21,300	Wells Fargo & Co.	535,269
12,223	American Express Co.	513,733
67,119	LaBranche & Co Inc.*	261,764

		3,409,085

10.99% INDUSTRIALS
26,092	Cintas Corp.	718,835
6,500	3M Co.	563,615
30,319	General Electric Co.	492,684
7,400	General Dynamics Corp.	464,794

		2,239,928

8.57% CONSUMER STAPLES
24,200	Kraft Foods Inc., Class A	746,812
6,600	Colgate-Palmolive Co.	507,276
8,200	Procter & Gamble Co. (The)	491,754

		1,745,842

6.25% CONSUMER DISCRETIONARY
16,700	McGraw-Hill Cos. Inc. (The)	552,102
8,525	O’Reilly Automotive, Inc.*	453,530
22,000	Gannett Co., Inc.	269,060

		1,274,692

3.37% TELECOMMUNICATIONS
24,000	AT&T Inc.	686,400

The Torray Institutional Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2010 (unaudited)

Shares		Market Value
3.31% MATERIALS
15,100	E.I. du Pont de Nemours & Co.	$673,762

TOTAL COMMON STOCK 86.42% (cost $17,920,682)		17,610,117

Principal Amount ($)
SHORT-TERM INVESTMENTS 13.77%
2,804,947	PNC Bank Money Market Account, 0.05%(1)	2,804,947
(cost $2,804,947)

TOTAL INVESTMENTS 100.19%		20,415,064
(cost $20,725,629)
LIABILITIES LESS OTHER ASSETS (0.19%)		(38,826)

NET ASSETS 100.00%		$20,376,238

TOP 10 HOLDINGS

1	Loews Corp.

2	Kraft Foods Inc., Class A

3	Western Union Co. (The)

4	Cintas Corp.

5	UnitedHealth Group, Inc.

6	Marsh & McLennan Cos., Inc.

7	AT&T Inc.

8	International Business Machines Corp.

9	E.I. du Pont de Nemours & Co.

10	EMC Corp.

*	Non-income producing securities.

(1)	Represents current yield at September 30, 2010.
See notes to the Schedules of Investments.

The Torray Fund
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2010 (unaudited)
Securities Valuation Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Various inputs are used in determining the fair value of investments which are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The summary of inputs used to value the Fund’s net assets as of September 30, 2010 is as follows:

		Torray
		Institutional
Valuation Inputs	Torray Fund	Fund
Level 1 - Quoted Prices *	$352,408,598	$20,415,064
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total Market Value of Investments	$352,408,598	$20,415,064

*	Security types and industry classifications as defined in the Schedule of Investments.
     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.
Tax Disclosure No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2010.
The following information is based upon the book basis of investment securities as of September 30, 2010:

		Torray
		Institutional
	Torray Fund	Fund
Gross unrealized appreciation	$41,098,601	$1,600,464
Gross unrealized depreciation	(36,371,831)	(1,911,029)

Net unrealized appreciation/depreciation	$4,726,770	$(310,565)

Aggregate book cost	$347,681,828	$20,725,629

At December 31, 2009, the Torray Fund had net capital loss carryforwards for federal income tax purposes of $561,440 and $90,980,681, respectively, which are available to reduce future required distributions of net capital gains to shareholders through 2016 and 2017, respectively. At December 31, 2009, the Torray Institutional Fund had net capital loss carryforwards for federal income tax purposes of $339,016 and $3,679,435, respectively, which are available to reduce future required distributions of net capital gains to shareholders through 2016 and 2017, respectively. Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2009 for Torray Fund and Torray Institutional Fund were $3,107,307 and $167,476, respectively.
For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Torray Fund

By (Signature and Title)*	/s/ Robert E. Torray Robert E. Torray, President
(principal executive officer)
Date 11/12/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Torray Robert E. Torray, President
(principal executive officer)
Date 11/12/10

By (Signature and Title)*	/s/ William M Lane William M Lane, Treasurer
(principal financial officer)
Date 11/12/10

*	Print the name and title of each signing officer under his or her signature.